Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
Profit (loss) before taxes	$ 1,846,311	$ (775,179)	$ (301,930)
Income tax	(553,893)	232,554	90,579
(Decrease) increase from: [Abstract]
Difference in depreciation and amortization	503,479	48,701	(232,397)
Revaluation surplus	265,723	132,019	320,467
Income recognized in advance	(1,678)	(8,261)	(11,409)
Materials and supplies	5,503	(15,673)	(14,497)
Inflationary and currency exchange effects on monetary assets and liabilities, net	(203,983)	(102,928)	(87,765)
Tax losses - net	(1,255,433)	116,906	(498,884)
Provisions and allowance for doubtful accounts	(183,963)	(63,803)	(143,685)
Difference between the tax and book value for the sale of assets	(435)	(60,277)	(49,084)
Difference between the tax and book value for the sale of shares	956,613	20,136	7,902
Non-deductible expenses	(48,665)	(30,759)	(79,702)
Total income tax (benefit) expense	$ (516,732)	$ 268,615	$ (698,475)